Related Parties - Summary of Transactions with Equity-Accounted Investee (Detail) - Saaranya Hospitality Technologies Private Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Loan given			$ 55
Interest income	$ 4	$ 3	$ 3
Balance Outstanding
Loan outstanding	$ 49	$ 53